Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings	—	30,000
Long-term borrowings, current portion	—	300
Total borrowings, current	—	30,300
Long-term borrowings, non-current portion	—	414,180
Total borrowings, non-current	—	414,180

Schedule of long-term bank borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Borrowing from Bank of Communications	—	299,900
Borrowing from Bank of China	—	114,580
Total	—	414,480